Income Taxes - Reconciliation of Expected Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax
Expected income tax expense at 21% for 2018 and 35% for 2017 and 2016									$ (14,213)	$ (10,274)	$ (21,107)
Foreign tax rate differential									74	(2,914)	5,932
Foreign tax differences									4,703	(5,610)	(4,828)
Global intangible low tax income inclusion									3,443	0	0
State and local taxes									65	116	28
Nondeductible expenses									1,604	4,308	(259)
Change in U.S. tax rate									0	77,410	0
Expired capital loss									0	1,114	1,321
Valuation allowance:
Valuation allowance on expiring capital losses									0	(1,114)	(1,321)
Valuation allowance on operations									7,042	(63,012)	24,655
Total income tax expense	$ (587)	$ 2,079	$ 154	$ 1,072	$ (3,646)	$ 1,686	$ 2,402	$ (418)	$ 2,718	$ 24	$ 4,421